Cash from operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss before income tax	$ (8,141)	[1]	$ (152,853)	$ (409,974)
Adjustments:
Depreciation of property, plant and equipment	344,716		373,247	355,760
Amortization of intangible assets	38,166		35,415	28,747
Impairment of property, plant and equipment and prepaid land rent	51,113		27,594	21,604
Loss allowance on trade receivables	(34,031)		13,081	27,944
Impairment of withholding tax receivables	61,810		31,533	44,586
Amortization of prepaid site rent	8,321		4,459	3,355
Net (gain)/loss on disposal of plant, property and equipment	(2,499)		(764)	5,819
Insurance claim income	(6,861)		(14,987)	(3,607)
Interest expense	422,034		633,766	288,915
Interest income	(25,522)		(148,968)	(32,258)
Fair value gain on warrants revaluation				(3,787)
Sharebased payment expense	11,780		8,342	351,054
(Reversal of impairment)/impairment of inventory	(315)		4,599
Increase in decommissioning expense	(2,671)
Operating profit/loss before working capital changes	857,900		814,464	678,158
Changes in working capital
Decrease/(increase) in inventory	6,689		(8,482)	(27,069)
Increase in trade and other receivables	(164,382)		(130,265)	(21,093)
Increase/(decrease) in trade and other payables	87,866		(19,018)	30,029
Net movement in working capital	(69,827)		(157,765)	(18,133)
Cash from operations	$ 788,073		$ 656,699	$ 660,025

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).